BTS MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 85.5%
	ALTERNATIVE - 1.3%
11,041	IndexIQ ETF Trust - IQ Hedge Multi-Strategy Tracker ETF	$ 340,504

	EQUITY - 8.9%
14,978	Alerian MLP ETF	573,657
31,714	Global X Nasdaq 100 Covered Call ETF	665,043
22,890	Invesco Global Listed Private Equity ETF	295,052
7,709	iShares Residential and Multisector Real Estate ETF	739,370
		2,273,122
	FIXED INCOME - 73.4%
33,783	Invesco Variable Rate Preferred ETF	825,657
47,919	iShares 0-5 Year High Yield Corporate Bond ETF	2,106,519
3,001	iShares Agency Bond ETF	337,012
38,636	iShares iBoxx High Yield Corporate Bond ETF	3,179,356
6,380	iShares JP Morgan USD Emerging Markets Bond ETF	623,709
8,223	iShares MBS ETF	837,677
4,554	iShares National Muni Bond ETF	499,301
8,599	PGIM Active High Yield Bond ETF	328,095
11,390	Schwab US TIPS ETF	691,487
19,334	SPDR Blackstone Senior Loan ETF	869,257
3,768	SPDR Bloomberg Convertible Securities ETF	289,948
20,862	SPDR Bloomberg High Yield Bond ETF	2,138,355
8,820	SPDR Bloomberg International Corporate Bond ETF	281,299
10,916	SPDR Bloomberg International Treasury Bond ETF	284,143
19,423	SPDR Bloomberg Short Term High Yield Bond ETF	509,660
15,388	VanEck International High Yield Bond ETF	340,998
16,826	Vanguard Intermediate-Term Corporate Bond ETF	1,447,709
13,232	Vanguard Total Bond Market ETF	1,052,473
56,805	Xtrackers USD High Yield Corporate Bond ETF	2,142,685
		18,785,340

BTS MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 85.5% (Continued)
	MIXED ALLOCATION - 1.9%
21,976	Invesco CEF Income Composite ETF	$485,010
	TOTAL EXCHANGE-TRADED FUNDS (Cost $22,756,419)	21,883,976

	SHORT-TERM INVESTMENT — 22.6%
	MONEY MARKET FUND - 22.6%
5,771,399	Fidelity Government Portfolio, CLASS I, 0.11% (Cost $5,771,399)(a)	5,771,399

	TOTAL INVESTMENTS - 108.1% (Cost $28,527,818)	$ 27,655,375
	LIABILITIES IN EXCESS OF OTHER ASSETS - (8.1)%	(2,077,153)
	NET ASSETS - 100.0%	$ 25,578,222

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt
(a)	Rate disclosed is the seven day effective yield as of March 31, 2022.

BTS TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 95.3%
	FIXED INCOME - 95.3%
867,143	iShares 0-5 Year High Yield Corporate Bond ETF	$ 38,119,606
780,228	iShares iBoxx $ High Yield Corporate Bond ETF(a)	64,204,962
413,837	SPDR Bloomberg High Yield Bond ETF(a)	42,418,293
1,126,934	Xtrackers USD High Yield Corporate Bond ETF	42,507,950
		187,250,811

	TOTAL EXCHANGE-TRADED FUNDS (Cost $189,962,785)	187,250,811

	SHORT-TERM INVESTMENTS — 60.8%
	COLLATERAL FOR SECURITIES LOANED - 36.6%
71,736,344	Fidelity Investments Money Market Funds - Government Portfolio, 0.01% (Cost $71,736,344)(b),(c)	71,736,344

	MONEY MARKET FUND - 24.2%
47,614,596	Fidelity Government Portfolio, CLASS I, 0.11% (Cost $47,614,596)(c)	47,614,596

	TOTAL SHORT-TERM INVESTMENTS (Cost $119,350,940)	119,350,940

	TOTAL INVESTMENTS - 156.1% (Cost $309,313,725)	$ 306,601,751
	LIABILITIES IN EXCESS OF OTHER ASSETS - (56.1)%	(110,146,446)
	NET ASSETS - 100.0%	$ 196,455,305

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt
(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2022 was $72,004,711.
(b)	Security was purchased with cash received as collateral for securities on loan at March 31, 2022. Total collateral had a value of $71,736,344 at March 31, 2022.
(c)	Rate disclosed is the seven day effective yield as of March 31, 2022.